Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY 10019

January 2, 2019

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Funds (the “Trust”)

File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bear 1.25X Fund, Direxion Monthly 25+ Year Treasury Bull 1.35X Fund, Direxion Monthly 25+ Year Treasury Bear 1.35X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, and the Hilton Tactical Income Fund, which would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 28, 2018, filed electronically as Post-Effective Amendment No. 195 to the Trust’s Registration Statement on Form N-1A on December 21, 2018.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Secretary
Rafferty Asset Management, LLC